Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	09/30/2025	12/31/2024
Finished goods
Pulp
Domestic	802,892	801,623
Foreign	2,049,974	1,510,985
Paper
Domestic	707,612	561,409
Foreign	478,441	362,027
Work in process	147,446	135,380
Raw materials
Wood	2,297,789	2,287,406
Operating supplies and packaging	1,100,597	1,098,894
Spare parts and other	1,475,399	1,302,534

(-) Expected losses	(104,209)	(97,934)
	8,955,941	7,962,324

Schedule Of Changes In Provisions For Inventory Losses

	09/30/2025	12/31/2024
Opening balance	(97,934)	(95,053)
Additions	(30,683)	(83,705)
Reversals	6,652	6,352
Write-offs	17,756	74,472
Closing balance	(104,209)	(97,934)